SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade accounts payable (note 16)	$ 801,602	$ 609,869
Accrued liabilities	2,196,143	1,789,318
Trade payables and accrued liabilities	$ 2,997,745	$ 2,399,187